SUBORDINATED DEBENTURES (Details) (First Clover Leaf Statutory Trust I, USD $)	1 Months Ended	43 Months Ended	61 Months Ended	12 Months Ended
	May 31, 2005	Dec. 31, 2013	May 31, 2010	Dec. 31, 2013 Junior subordinated debentures
SUBORDINATED DEBENTURES
Debt issued	$ 4,000,000
Fixed distribution rate (as a percent)			6.08%
Basis spread added to the reference rate (as a percent)		1.85%
Description of annual interest distribution basis		three month LIBOR
Liquidation amount per preferred security (in dollars per share)		$ 1,000
Interest rate (as a percent)		2.10%
Maximum consecutive period available for deferral of interest payments on the securities				5 years